SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Value-added tax ("VAT")
VAT rate one (as a percent)	17.00%
VAT rate two (as a percent)	13.00%
Inventories
Inventory written-down